Interest Bearing Deposits In Banks	12 Months Ended
Dec. 31, 2011
Interest Bearing Deposits in Banks [Abstract]
Investment in interest bearing deposits in banks [Text Block]
Interest Bearing Deposits in Banks

Interest bearing deposits in banks consist of certificates of deposit purchased from various financial institutions. Deposits at each institution are generally maintained at or below the Federal Deposit Insurance Corporation (“FDIC”) insurable limit of $250 thousand. Certificates are held with rates ranging from 0.40% to 5.50% and mature at various dates through 2016, with $7.7 million scheduled to mature in 2012.